Exhibit 99.6

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
xxxx6586			XXXX	Property Type	bridgeAppraisalPage	Single Family Attached	Single Family Detached	Data as per valuation report.
xxxx8144			XXXX	Property Type	bridgeAppraisalPage	Single Family Attached	Single Family Detached	Updated as per XXXX Valuation